Contract Assets and Liabilities - Schedule of Performance Obligations (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of performance obligations [line items]
Contract liabilities	₩ 223,456	₩ 183,813
Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	20,393	18,425
Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	21,945	17,113
Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	65,315	57,327
Security services [member]
Disclosure of performance obligations [line items]
Contract liabilities	32,026	38,109
Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	83,777	₩ 52,839
Less than 1 year [member]
Disclosure of performance obligations [line items]
Contract liabilities	191,225
Less than 1 year [member] | Wireless service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	20,393
Less than 1 year [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	17,285
Less than 1 year [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	52,237
Less than 1 year [member] | Security services [member]
Disclosure of performance obligations [line items]
Contract liabilities	24,215
Less than 1 year [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	77,095
1 - 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	23,585
1 - 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	3,253
1 - 2 years [member] | Fixed-line service contracts [member]
Disclosure of performance obligations [line items]
Contract liabilities	13,078
1 - 2 years [member] | Security services [member]
Disclosure of performance obligations [line items]
Contract liabilities	5,676
1 - 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	1,578
More than 2 years [member]
Disclosure of performance obligations [line items]
Contract liabilities	8,646
More than 2 years [member] | Customer loyalty programs [member]
Disclosure of performance obligations [line items]
Contract liabilities	1,407
More than 2 years [member] | Security services [member]
Disclosure of performance obligations [line items]
Contract liabilities	2,135
More than 2 years [member] | Other contract liabilities [member]
Disclosure of performance obligations [line items]
Contract liabilities	₩ 5,104